Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2018
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Securities Sold under Agreements to Repurchase
18	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Interbank market	125,788	75,002
Stock exchange market	66,353	12,307

Total	192,141	87,309

Maturing:
Within 30 days	192,141	87,309

Total	192,141	87,309

As at 31 December 2018, bonds with a carrying value of RMB139,784 million (as at 31 December 2017: RMB79,543 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.

For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2018, the carrying value of securities deposited in the collateral pool was RMB174,323 million (as at 31 December 2017: RMB139,727 million). The collateral is restricted from trading during the period of the repurchase transaction.